Award Timing Disclosure	12 Months Ended
	Dec. 31, 2024	Feb. 27, 2024 USD ($) $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Although we do not have a formal policy, program or plan that requires us to award equity or equity-based compensation on specific dates, we generally issue equity awards to our employees, including our executive officers, annually in the first quarter, and such awards are approved by our Compensation Committee during the first quarter. In certain circumstances, including the hiring of an employee, the Compensation Committee may approve grants to be effective at other times.
Our Board and Compensation Committee do not take material nonpublic information into account when determining the timing and terms of such option awards. Further, our Board and Compensation Committee have not timed, and do not plan to time, the disclosure of material nonpublic information for the purpose of affecting the value of equity compensation.
As required by Item 402(x) of Regulation S-K under the Exchange Act, the following table presents information regarding options issued to our named executive officers in the fiscal year ended December 31, 2024 during any period beginning four business days before the (i) filing of a periodic report on Form 10-Q or Form 10-K or (ii) the filing or furnishing a current report on Form 8-K that disclosed material nonpublic information, and ending one business day after the filing or furnishing of such report with the SEC.
Name	Grant date	Number of securities underlying the award	Exercise price of the award ($/Share)	Grant date fair value of the award(1)
Percentage change in the
closing market price of
the securities underlying
the award between the
trading day ending
immediately prior to the
disclosure of material
nonpublic information
and the trading day
beginning immediately
following the disclosure
of material nonpublic
information

Robert Barrow	02/27/2024	400,000	$4.98	$1,656,000	(3.78)%
Schond Greenway	02/27/2024	150,000	$4.98	$621,000	(3.78)%
Daniel Karlin, M.D.	02/27/2024	150,000	$4.98	$621,000	(3.78)%
Mark Sullivan, J.D.	02/27/2024	125,000	$4.98	$517,500	(3.78)%

(1)
Computed in accordance with ASC Topic 718.

Award Timing Method
Although we do not have a formal policy, program or plan that requires us to award equity or equity-based compensation on specific dates, we generally issue equity awards to our employees, including our executive officers, annually in the first quarter, and such awards are approved by our Compensation Committee during the first quarter. In certain circumstances, including the hiring of an employee, the Compensation Committee may approve grants to be effective at other times.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Our Board and Compensation Committee do not take material nonpublic information into account when determining the timing and terms of such option awards.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table
Name	Grant date	Number of securities underlying the award	Exercise price of the award ($/Share)	Grant date fair value of the award(1)
Percentage change in the
closing market price of
the securities underlying
the award between the
trading day ending
immediately prior to the
disclosure of material
nonpublic information
and the trading day
beginning immediately
following the disclosure
of material nonpublic
information

Robert Barrow	02/27/2024	400,000	$4.98	$1,656,000	(3.78)%
Schond Greenway	02/27/2024	150,000	$4.98	$621,000	(3.78)%
Daniel Karlin, M.D.	02/27/2024	150,000	$4.98	$621,000	(3.78)%
Mark Sullivan, J.D.	02/27/2024	125,000	$4.98	$517,500	(3.78)%

(1)
Computed in accordance with ASC Topic 718.

Robert Barrow [Member]
Awards Close in Time to MNPI Disclosures
Name		Robert Barrow
Underlying Securities		400,000
Exercise Price | $ / shares		$ 4.98
Fair Value as of Grant Date | $		$ 1,656,000
Underlying Security Market Price Change		(3.78)
Schond Greenway [Member]
Awards Close in Time to MNPI Disclosures
Name		Schond Greenway
Underlying Securities		150,000
Exercise Price | $ / shares		$ 4.98
Fair Value as of Grant Date | $		$ 621,000
Underlying Security Market Price Change		(3.78)
Daniel Karlin, M.D. [Member]
Awards Close in Time to MNPI Disclosures
Name		Daniel Karlin, M.D.
Underlying Securities		150,000
Exercise Price | $ / shares		$ 4.98
Fair Value as of Grant Date | $		$ 621,000
Underlying Security Market Price Change		(3.78)
Mark Sullivan, J.D. [Member]
Awards Close in Time to MNPI Disclosures
Name		Mark Sullivan, J.D.
Underlying Securities		125,000
Exercise Price | $ / shares		$ 4.98
Fair Value as of Grant Date | $		$ 517,500
Underlying Security Market Price Change		(3.78)